Risk management, funding and liquidity risk and market risk (Tables)	12 Months Ended
Sep. 30, 2024
Risk management, funding and liquidity risk and market risk
Summary of the Group's liquid asset holdings

A summary of Westpac’s liquid asset holdings is as follows:

	Consolidated				Parent Entity
	2024		2023		2024		2023
$m	Actual	Average	Actual	Average	Actual	Average	Actual	Average
Cash	65,356	94,468	102,223	118,380	58,236	85,384	93,300	107,189
Trading securities and financial assets measured at FVIS	31,717	19,183	19,516	19,937	29,538	16,954	17,080	17,941
Investment securities	103,435	92,622	74,884	72,101	95,415	85,076	67,306	65,199
Other financial assets	174	199	97	134	173	195	95	126
Total on-balance sheet liquid assets	200,682	206,472	196,720	210,552	183,362	187,609	177,781	190,455

Summary of Group's funding composition

%	2024	2023
Customer deposits	66.9	66.0
Wholesale term funding with residual maturity greater than 12 months	13.9	13.8
Wholesale funding with a residual maturity less than 12 months	11.4	12.3
Equity	7.2	7.5
Securitisation	0.6	0.4
Group’s total funding	100.0	100.0

Schedule of Parent Entity's credit ratings	As at 30 September 2024 the Parent Entity’s credit ratings were:

2024	Short-term	Long-term	Outlook
Fitch Ratings	F1+	AA-	Stable
Moody’s Ratings	P-1	Aa2	Stable
S&P Global Ratings	A-1+	AA-	Stable

Summary of financial assets pledged as collateral

Westpac and the Parent Entity are required to provide collateral (predominantly to other financial institutions), as part of standard terms, to secure liabilities. In addition to assets supporting securitisation and covered bond programs disclosed in Note 15, the carrying value of these financial assets pledged as collateral is:

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Cash	6,269	4,535	6,199	4,505
Securities (including certificates of deposit)	1,721	2,166	1,721	2,166
Securities pledged under repurchase agreements	19,938	35,075	16,205	28,968
Securities pledged on contingent liabilities	56	-	56	-
Total amount pledged to secure liabilities/contingent liabilities	27,984	41,776	24,181	35,639

Schedule of contractual maturities of financial liabilities

Consolidated		Over 1 month	Over 3 months	Over 1 year to
$m	Up to 1 month	to 3 months	to 1 year	5 years	Over 5 years	Total
2024
Financial liabilities
Collateral received	3,092	-	-	-	-	3,092
Deposits and other borrowings	518,458	69,841	129,864	10,056	50	728,269
Other financial liabilities	25,759	1,851	4,593	1,049	5	33,257
Derivative financial instruments:
Held for trading	23,158	-	-	-	-	23,158
Held for hedging purposes (net settled)	(18)	(198)	(269)	(381)	36	(830)
Held for hedging purposes (gross settled):
Cash outflow	13,556	20,755	39,009	92,784	44,267	210,371
Cash inflow	(11,622)	(16,220)	(38,699)	(91,167)	(41,207)	(198,915)
Debt issues	5,609	12,192	47,472	105,035	18,327	188,635
Total financial liabilities excluding loan capital	577,992	88,221	181,970	117,376	21,478	987,037
Loan capital	62	332	889	9,650	42,891	53,824
Total undiscounted financial liabilities	578,054	88,553	182,859	127,026	64,369	1,040,861
Total contingent liabilities and commitments
Letters of credit and guarantees	13,118	-	-	-	-	13,118
Commitments to extend credit	198,876	-	-	-	-	198,876
Other	117	-	-	-	-	117
Total undiscounted contingent liabilities and commitments	212,111	-	-	-	-	212,111

2023
Financial liabilities
Collateral received	3,540	-	-	-	-	3,540
Deposits and other borrowings	492,759	77,985	115,224	8,847	47	694,862
Other financial liabilities	20,374	832	16,905	2,767	5	40,883
Derivative financial instruments:[a]
Held for trading	18,542	-	-	-	-	18,542
Held for hedging purposes (net settled)	2	(6)	113	130	302	541
Held for hedging purposes (gross settled):
Cash outflow	7,555	13,131	41,532	93,762	27,158	183,138
Cash inflow	(6,395)	(11,931)	(40,619)	(90,167)	(25,049)	(174,161)
Debt issues	5,258	13,656	39,958	102,529	18,116	179,517
Total financial liabilities excluding loan capital	541,635	93,667	173,113	117,868	20,579	946,862
Loan capital	18	267	815	9,416	38,430	48,946
Total undiscounted financial liabilities	541,653	93,934	173,928	127,284	59,009	995,808
Total contingent liabilities and commitments
Letters of credit and guarantees	12,447	-	-	-	-	12,447
Commitments to extend credit	193,457	-	-	-	-	193,457
Other commitments	247	-	-	-	-	247
Total undiscounted contingent liabilities and commitments	206,151	-	-	-	-	206,151

a.	Derivatives not in hedge accounting relationships were all previously presented in the held for trading line. In 2024, economic hedges have been presented within the relevant held for hedging purposes lines to better reflect how these derivatives are managed. Comparatives have been revised to align with current period presentation.

Note 21. Risk management, funding and liquidity risk and market risk (Continued)

Parent Entity		Over 1 month	Over 3 months	Over 1 year to
$m	Up to 1 month	to 3 months	to 1 year	5 years	Over 5 years	Total
2024
Financial liabilities
Collateral received	2,949	-	-	-	-	2,949
Deposits and other borrowings	472,586	59,872	109,208	7,816	50	649,532
Other financial liabilities	25,217	1,851	2,829	8	-	29,905
Derivative financial instruments:
Held for trading	23,158	-	-	-	-	23,158
Held for hedging purposes (net settled)	(23)	(187)	(287)	(322)	43	(776)
Held for hedging purposes (gross settled):
Cash outflow	13,566	20,885	39,202	98,148	44,600	216,401
Cash inflow	(11,622)	(16,288)	(38,924)	(96,397)	(41,544)	(204,775)
Debt issues	5,245	11,104	42,214	85,150	16,935	160,648
Due to subsidiaries	12,301	651	3,114	13,039	55,010	84,115
Total financial liabilities excluding loan capital	543,377	77,888	157,356	107,442	75,094	961,157
Loan capital	62	315	836	9,375	41,551	52,139
Total undiscounted financial liabilities	543,439	78,203	158,192	116,817	116,645	1,013,296
Total contingent liabilities and commitments
Letters of credit and guarantees	12,539	-	-	-	-	12,539
Commitments to extend credit	175,206	-	-	-	-	175,206
Other	117	-	-	-	-	117
Total undiscounted contingent liabilities and commitments	187,862	-	-	-	-	187,862

2023
Financial liabilities
Collateral received	3,257	-	-	-	-	3,257
Deposits and other borrowings	447,791	66,071	94,886	6,969	47	615,764
Other financial liabilities	19,788	832	14,977	(9)	5	35,593
Derivative financial instruments:[a]
Held for trading	18,536	-	-	-	-	18,536
Held for hedging purposes (net settled)	(73)	(147)	(24)	(194)	292	(146)
Held for hedging purposes (gross settled):
Cash outflow	7,526	12,236	40,401	84,213	26,654	171,030
Cash inflow	(6,386)	(11,276)	(39,761)	(81,435)	(24,547)	(163,405)
Debt issues	4,847	12,820	33,866	86,665	17,068	155,266
Due to subsidiaries	13,921	546	2,670	12,195	48,625	77,957
Total financial liabilities excluding loan capital	509,207	81,082	147,015	108,404	68,144	913,852
Loan capital	18	249	761	9,133	36,922	47,083
Total undiscounted financial liabilities	509,225	81,331	147,776	117,537	105,066	960,935
Total contingent liabilities and commitments
Letters of credit and guarantees	11,847	-	-	-	-	11,847
Commitments to extend credit	168,719	-	-	-	-	168,719
Other	247	-	-	-	-	247
Total undiscounted contingent liabilities and commitments	180,813	-	-	-	-	180,813

a.

Derivatives not in hedge accounting relationships were all previously presented in the held for trading line. In 2024, economic hedges have been presented within the relevant held for hedging purposes lines to better reflect how these derivatives are managed. Comparatives have been revised to align with current period presentation.

Schedule of expected maturities of financial assets and financial liabilities

	2024			2023
Consolidated	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	65,667	-	65,667	102,522	-	102,522
Collateral paid	6,269	-	6,269	4,535	-	4,535
Trading securities and financial assets measured at FVIS	33,090	16,138	49,228	25,046	5,461	30,507
Derivative financial instruments	21,978	2,131	24,109	18,633	2,710	21,343
Investment securities	20,930	82,955	103,885	17,221	58,105	75,326
Loans (net of provisions)	97,010	709,757	806,767	92,419	680,835	773,254
Other financial assets	5,355	101	5,456	6,219	-	6,219
All other assets	921	15,242	16,163	901	15,167	16,068
Total assets	251,220	826,324	1,077,544	267,496	762,278	1,029,774
Liabilities
Collateral received	3,078	-	3,078	3,525	-	3,525
Deposits and other borrowings	711,076	9,413	720,489	679,903	8,265	688,168
Other financial liabilities	37,024	1,053	38,077	42,050	2,820	44,870
Derivative financial instruments	25,390	5,584	30,974	19,737	4,910	24,647
Debt issues	59,911	109,373	169,284	53,854	102,719	156,573
All other liabilities	2,732	2,975	5,707	3,090	3,186	6,276
Total liabilities excluding loan capital	839,211	128,398	967,609	802,159	121,900	924,059
Loan capital	3,829	34,054	37,883	2,770	30,406	33,176
Total liabilities	843,040	162,452	1,005,492	804,929	152,306	957,235
Net assets/(liabilities)	(591,820)	663,872	72,052	(537,433)	609,972	72,539

Note 21. Risk management, funding and liquidity risk and market risk (Continued)

	2024			2023
Parent Entity	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	58,400	-	58,400	93,466	-	93,466
Collateral paid	6,199	-	6,199	4,505	-	4,505
Trading securities and financial assets measured at FVIS	31,736	15,278	47,014	23,447	4,540	27,987
Derivative financial instruments	21,976	1,926	23,902	18,500	2,538	21,038
Investment securities	18,748	76,875	95,623	14,226	53,282	67,508
Loans (net of provisions)	76,274	633,769	710,043	68,391	609,630	678,021
Other financial assets	4,850	101	4,951	5,812	-	5,812
Due from subsidiaries	8,735	43,604	52,339	10,031	43,613	53,644
Investment in subsidiaries	-	9,095	9,095	-	8,019	8,019
All other assets	719	12,949	13,668	781	12,979	13,760
Total assets	227,637	793,597	1,021,234	239,159	734,601	973,760
Liabilities
Collateral received	2,935	-	2,935	3,243	-	3,243
Deposits and other borrowings	637,088	7,393	644,481	603,816	6,541	610,357
Other financial liabilities	33,883	34	33,917	38,736	44	38,780
Derivative financial instruments	25,392	5,403	30,795	19,722	4,852	24,574
Debt issues	53,982	89,900	143,882	47,176	87,781	134,957
Due to subsidiaries	13,492	42,230	55,722	14,748	40,915	55,663
All other liabilities	2,357	2,387	4,744	2,464	2,863	5,327
Total liabilities excluding loan capital	769,129	147,347	916,476	729,905	142,996	872,901
Loan capital	3,829	32,941	36,770	2,770	29,315	32,085
Total liabilities	772,958	180,288	953,246	732,675	172,311	904,986
Net assets/(liabilities)	(545,321)	613,309	67,988	(493,516)	562,290	68,774

Summary of key parameters of VaR

The key parameters of VaR are:	Traded market risk	Non-traded market risk
Holding period	1 day	1 year
Confidence level	99%	99%
Period of historical data used	1 year	6 years

Summary of aggregate VaR, by risk type as it relates to traded market risk

The following table depicts the aggregate VaR, by risk type:

Consolidated and Parent Entity	2024			2023			2022
$m	High	Low	Average	High	Low	Average	High	Low	Average
Interest rate risk	21.2	5.4	10.8	21.8	7.2	11.0	20.2	5.0	9.2
FX risk	7.3	0.9	2.4	14.2	1.1	4.3	8.3	0.3	2.5
Equity risk	0.0	0.0	0.0	0.1	0.0	0.0	0.1	0.0	0.0
Commodity risk	1.7	0.6	1.2	3.5	0.9	2.0	4.0	1.5	2.5
Other market risks[a]	10.1	1.9	5.4	9.4	3.2	6.0	6.5	1.4	2.9
Diversification effect	n/a	n/a	(6.9)	n/a	n/a	(8.1)	n/a	n/a	(6.5)
Net market risk	23.4	6.8	12.9	31.8	8.8	15.2	21.2	5.4	10.6

a.	Includes prepayment risk and credit spread risk (exposure to movements in generic credit rating bands).

Summary of net interest income-at-risk (NaR) as it relates to non-traded market risk

The following table depicts potential NII outcomes assuming a worst case 100 basis point rate shock (up and down) with a 12 month time horizon (expressed as a percentage of reported NII):

	2024				2023
		Maximum	Minimum	Average		Maximum	Minimum	Average
% (increase)/decrease in NII	As at	exposure	exposure	exposure	As at	exposure	exposure	exposure
Consolidated	1.84	1.84	0.97	1.42	1.81	1.88	0.82	1.42
Parent Entity	1.40	1.43	0.59	1.03	1.47	1.67	0.49	1.20

Summary of internal VaR for IRRBB as it relates to non-traded market risk

	2024				2023
$m	As at	High	Low	Average	As at	High	Low	Average
Consolidated	77.7	80.6	37.5	50.0	49.5	68.4	45.7	55.8